UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
Check here if Amendment 		[  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Avenir Corporation
Address:	1725 K Street, N.W.
		Suite 401
		Washington, D.C.  20006

13F File Number:	28-6032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Kenneth S. George
Title:		Chief Compliance Officer
Phone:		202-659-4427
Signature, Place, and Date of Signing

	Kenneth S. George		  Washington, D.C.		February 14, 2006

Report Type (Check only one.):

[ x]		13F HOLDINGS REPORT.

[  ] 		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		84

Form 13F Information Table Value Total:		$799,613,590


List of Other Included Managers:

                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE  SHARES/  SH/ PUT/ INVSTMT  OTHER                VOTING
AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP       (x$1000PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE   SHARED   NONE


AES Corp.                     COM               00130H105    110794  6998967SH       SOLE          0     6998967        0    0
AES Trust III C               PFD CV 6.75%      00808N202      7862   176680SH       SOLE          0      176680        0    0
Alaska Communications Sys Gr  COM               01167P101       193    19000SH       SOLE          0       19000        0    0
Alliance Capital Management   UNIT LTD PARTN    01855A101       435     7700SH       SOLE          0        7700        0    0
American Capital Strategies LtCOM               024937104       267     7380SH       SOLE          0        7380        0    0
American Express              COM               025816109       412     8000SH       SOLE          0        8000        0    0
American Technology Corp      COM NEW           030145205       580   175272SH       SOLE          0      175272        0    0
American Tower Sys            CL A              029912201    150474  5552555SH       SOLE          0     5552555        0    0
Anheuser-Busch Cos            COM               035229103       251     5850SH       SOLE          0        5850        0    0
AutoZone Inc.                 COM               053332102     29871   325566SH       SOLE          0      325566        0    0
B O K Financial Corp New      COM NEW           05561Q201      3531    77717SH       SOLE          0       77717        0    0
Berkshire Hathaway Inc. Class CL A              084670108     16483      186SH       SOLE          0         186        0    0
Berkshire Hathaway Inc. Class CL B              084670207      9813     3343SH       SOLE          0        3343        0    0
Bristol Myers Squibb Co.      COM               110122108       997    43400SH       SOLE          0       43400        0    0
Cable & Wireless Pub Ltd Co   SPONSORED ADR     126830207         4    27500SH       SOLE          0       27500        0    0
CarMax, Inc.                  COM               143130102     24638   890094SH       SOLE          0      890094        0    0
Chevron Corporation           COM               166764100       257     4528SH       SOLE          0        4528        0    0
Cincinnati Bell Inc.          COM               171871106      5289  1506815SH       SOLE          0     1506815        0    0
Cincinnati Bell Inc. 6.75 Cvt PFD CV DEP1/20    171871403       674    17625SH       SOLE          0       17625        0    0
Citizens Communications       COM               17453B101       970    79300SH       SOLE          0       79300        0    0
Clear Channel Communications  COM               184502102       796    25319SH       SOLE          0       25319        0    0
Clear Channel Outdoor Hldgs   CL A              18451C109      8040   401005SH       SOLE          0      401005        0    0
Comcast Corp. new Class 'A'   CL A              20030N101      1241    47872SH       SOLE          0       47872        0    0
Comcast Corp. new special 'A' CL A SPL          20030N200      4312   166305SH       SOLE          0      166305        0    0
ConocoPhillips                COM               20825C104       284     4888SH       SOLE          0        4888        0    0
Crown Holdings                COM               228368106     10392   532090SH       SOLE          0      532090        0    0
Discovery Hldg Co Com Ser A   CL A COM          25468Y107       981    64994SH       SOLE          0       64994        0    0
Du Pont E I De Nemours & Co   COM               263534109       217     5117SH       SOLE          0        5117        0    0
E W Scripps Co. - A           CL A              811054204       741    15430SH       SOLE          0       15430        0    0
Echostar Communications New ClCL A              278762109     22009   809743SH       SOLE          0      809743        0    0
EP Medsystems, Inc.           COM               26881P103      1598   476069SH       SOLE          0      476069        0    0
Exxon Mobil                   COM               302290101      1930    34358SH       SOLE          0       34358        0    0
Fairfax Financial Hldgs       SUB VTG           303901102     19312   134713SH       SOLE          0      134713        0    0
Fauquier Bankshares           COM               312059108       400    16000SH       SOLE          0       16000        0    0
FirstFed Finl Corp Del        COM               337907109       382     7000SH       SOLE          0        7000        0    0
Forest Oil Corp. Com Par $.01 COM PAR $0.01     346091705      1494    32785SH       SOLE          0       32785        0    0
General Dynamics              COM               369550108       719     6304SH       SOLE          0        6304        0    0
General Electric              COM               369604103      1094    31200SH       SOLE          0       31200        0    0
Genuine Parts Corp.           COM               372460105       813    18500SH       SOLE          0       18500        0    0
Gladstone Coml Corp.          COM               376536108     14671   889146SH       SOLE          0      889146        0    0
H&R Block                     COM               093671105      1586    64600SH       SOLE          0       64600        0    0
HealthExtras Inc.             COM               422211102      8045   320500SH       SOLE          0      320500        0    0
IPC Holdings, Ltd.            ORD               G4933P101      1873    68425SH       SOLE          0       68425        0    0
Johnson & Johnson             COM               478160104       854    14204SH       SOLE          0       14204        0    0
Kinder Morgan Energy, LP      UT LTD PARTNER    494550106       918    19200SH       SOLE          0       19200        0    0
Laidlaw International Inc.    COM               50730R102      1632    70235SH       SOLE          0       70235        0    0
Leucadia National Corp.       COM               527288104       584    12295SH       SOLE          0       12295        0    0
Lexington Corp Pptys Tr       COM               529043101       488    22900SH       SOLE          0       22900        0    0
Liberty Media Corp. New Com SeCOM SER A         530718105      8746  1111282SH       SOLE          0     1111282        0    0
Markel Corporation            COM               570535104     30523    96273SH       SOLE          0       96273        0    0
Marsh & McLennan Cos Inc.     COM               571748102     17819   561063SH       SOLE          0      561063        0    0
Massey Energy                 COM               576206106     38985  1029455SH       SOLE          0     1029455        0    0
Mellon Financial Corp         COM               585509102       651    19000SH       SOLE          0       19000        0    0
MGI Pharma Inc.               COM               552880106     20195  1176849SH       SOLE          0     1176849        0    0
Micros Systems                COM               594901100     35840   741726SH       SOLE          0      741726        0    0
N W H Inc.                    COM               638560102      2508   190132SH       SOLE          0      190132        0    0
Nanogen Inc.                  COM               630075109       270   103402SH       SOLE          0      103402        0    0
News Corp                     CL A              65248E104       193    12556SH       SOLE          0       12556        0    0
NUCO2 Inc                     COM               629428103     18567   665958SH       SOLE          0      665958        0    0
Occidental Petroleum          COM               674599105       493     6175SH       SOLE          0        6175        0    0
Odyssey Re Holdings Corp.     COM               67612W108     13573   541195SH       SOLE          0      541195        0    0
Penn Virginia                 COM               707882106      1665    29000SH       SOLE          0       29000        0    0
Penn Virginia Resource PartnerCOM               707884102      1022    18400SH       SOLE          0       18400        0    0
PepsiCo Inc.                  COM               713448108       260     4400SH       SOLE          0        4400        0    0
Pioneer Natural Resources Co. COM               723787107     58921  1149229SH       SOLE          0     1149229        0    0
Quovadx Inc.                  COM               74913K106       151    62770SH       SOLE          0       62770        0    0
Raining Data Corp             COM               75087R108      1729   495309SH       SOLE          0      495309        0    0
Safeguard Sci.                COM               786449108        67    34500SH       SOLE          0       34500        0    0
Saga Communications, Inc.     CL A              786598102     10365   953567SH       SOLE          0      953567        0    0
Saul Centers                  COM               804395101      1011    28004SH       SOLE          0       28004        0    0
Scolr Pharma Inc              COM               78402x107        65    11100SH       SOLE          0       11100        0    0
SCP Pool Corp.                COM               784028102      1649    44310SH       SOLE          0       44310        0    0
ServiceMaster Corp.           COM               81760N109       357    29875SH       SOLE          0       29875        0    0
Sonex Research, Inc.          COM               835448101         0    14000SH       SOLE          0       14000        0    0
Teppco Partners               UT LTD PARTNER    872384102       599    17200SH       SOLE          0       17200        0    0
Trizec Properties, Inc.       COM               89687P107       394    17200SH       SOLE          0       17200        0    0
Tyco Intl Ltd New             COM               902124106     16584   574637SH       SOLE          0      574637        0    0
Universal Display Corp        COM               91347P105      3291   313100SH       SOLE          0      313100        0    0
Waste Management, Inc.        COM               94106L109       321    10580SH       SOLE          0       10580        0    0
Wellpoint Inc.                COM               94973V107     30202   378520SH       SOLE          0      378520        0    0
Wells Fargo Co.               COM               949740104      9564   152224SH       SOLE          0      152224        0    0
Wesco Financial Corp          COM               950817106       655     1700SH       SOLE          0        1700        0    0
White Mountains Ins. Grp. Ltd COM               G9618E107       240      430SH       SOLE          0         430        0    0
Zimmer Holdings, Inc          COM               98956P102       337     5000SH       SOLE          0        5000        0    0